Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Parenthetical) (Detail) - CAD ($)	Apr. 30, 2026	Oct. 31, 2025
Disclosure of financial assets [line items]
Amortized cost	$ 275,656,000,000	$ 241,789,000,000
Allowance for credit losses on debt securities at FVOCI	(38,000,000)	(40,000,000)
Held-to-collect securities category [member]
Disclosure of financial assets [line items]
Amortized cost	$ 99,836,000,000	$ 100,926,000,000